14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Loan advance from OTLLC	$ 112,929	$ 302,606